RELATED PARTY TRANSACTIONS - Avanti Notes (Details) - Chief executive officer	3 Months Ended		9 Months Ended
	Sep. 30, 2025 USD ($)	Sep. 30, 2024 USD ($)	Sep. 30, 2025 USD ($)	Sep. 30, 2024 USD ($)	Dec. 31, 2024 USD ($)	Jul. 31, 2024 INR (₨)	Sep. 16, 2016 INR (₨)
Unsecured promissory note
RELATED PARTY TRANSACTIONS
Interest expense | $	$ 6,300	$ 2,850	$ 18,200	$ 11,760
2016 Promissory Note
RELATED PARTY TRANSACTIONS
Principal amount	$ 83,000		$ 83,000		$ 83,500		₨ 248,000
Interest rate	14.00%		14.00%
2024 Promissory Note
RELATED PARTY TRANSACTIONS
Principal amount | ₨						₨ 93,000
Interest rate	14.00%		14.00%